UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporate Trust Center, 251 Little Falls Drive, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2026

Item 1. Reports to Stockholders.

(a)

Astor Dynamic Allocation Fund

Class A (ASTLX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$57,585,022
  Number of Portfolio Holdings12
  Advisory Fee $141,313
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
51.9%
Fixed Income
45.4%
Alternative
3.0%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Dynamic Allocation Fund - Class A (ASTLX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ASTLX

Astor Dynamic Allocation Fund

Class C (ASTZX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$57,585,022
  Number of Portfolio Holdings12
  Advisory Fee $141,313
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Dynamic Allocation Fund - Class C (ASTZX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ASTZX

Astor Dynamic Allocation Fund

Class I (ASTIX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$57,585,022
  Number of Portfolio Holdings12
  Advisory Fee $141,313
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.3%
Alternative	3.0%
Fixed Income	45.4%
Equity	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.9%
State Street SPDR Portfolio S&P 500 ETF	13.7%
VictoryShares Free Cash Flow ETF	12.2%
PIMCO Enhanced Low Duration Active ETF	11.9%
Janus Henderson AAA CLO ETF	10.3%
PIMCO Multisector Bond Active ETF	10.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.2%
T Rowe Price Small-Mid Cap ETF	7.1%
Astoria US Equal Weight Quality Kings ETF	5.1%
Angel Oak Income ETF	4.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Dynamic Allocation Fund - Class I (ASTIX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ASTIX

Astor Sector Allocation Fund

Class A (ASPGX )

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,333,368
  Number of Portfolio Holdings10
  Advisory Fee $0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
64.1%
Fixed Income
34.0%
Money Market Funds
1.6%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	1.6%
Fixed Income	34.0%
Equity	64.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	23.5%
iShares 0-1 Year Treasury Bond ETF	15.2%
iShares Short Duration Bond Active ETF	14.8%
State Street Financial Select Sector SPDR ETF	12.4%
Vanguard Communication Services ETF	11.2%
State Street Consumer Discretionary Select Sector	10.7%
Angel Oak Income ETF	4.0%
State Street Energy Select Sector SPDR ETF	3.7%
State Street Materials Select Sector SPDR ETF	2.6%
First American Government Obligations Fund, Class X	1.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Sector Allocation Fund - Class A (ASPGX )

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ASPGX

Astor Sector Allocation Fund

Class C (CSPGX )

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,333,368
  Number of Portfolio Holdings10
  Advisory Fee $0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	1.6%
Fixed Income	34.0%
Equity	64.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	23.5%
iShares 0-1 Year Treasury Bond ETF	15.2%
iShares Short Duration Bond Active ETF	14.8%
State Street Financial Select Sector SPDR ETF	12.4%
Vanguard Communication Services ETF	11.2%
State Street Consumer Discretionary Select Sector	10.7%
Angel Oak Income ETF	4.0%
State Street Energy Select Sector SPDR ETF	3.7%
State Street Materials Select Sector SPDR ETF	2.6%
First American Government Obligations Fund, Class X	1.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Sector Allocation Fund - Class C (CSPGX )

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-CSPGX

Astor Sector Allocation Fund

Class I (STARX )

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (877) 738-0333.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,333,368
  Number of Portfolio Holdings10
  Advisory Fee $0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	1.6%
Fixed Income	34.0%
Equity	64.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	23.5%
iShares 0-1 Year Treasury Bond ETF	15.2%
iShares Short Duration Bond Active ETF	14.8%
State Street Financial Select Sector SPDR ETF	12.4%
Vanguard Communication Services ETF	11.2%
State Street Consumer Discretionary Select Sector	10.7%
Angel Oak Income ETF	4.0%
State Street Energy Select Sector SPDR ETF	3.7%
State Street Materials Select Sector SPDR ETF	2.6%
First American Government Obligations Fund, Class X	1.6%

Material Fund Changes

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Astor Sector Allocation Fund - Class I (STARX )

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-STARX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Astor Dynamic Allocation Fund
Class A: ASTLX Class C: ASTZX Class I: ASTIX
Astor Sector Allocation Fund
Class A: ASPGX Class C: CSPGX Class I: STARX

Semi-Annual Financial Statements and
Additional Information

January 31, 2026

1-877-738-0333

Distributed by Northern Lights Distributors, LLC
Member FINRA

ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.3%
	ALTERNATIVE - 3.0%
59,219	iMGP DBi Managed Futures Strategy ETF	$1,728,603

	EQUITY - 51.9%
79,916	Astoria US Equal Weight Quality Kings ETF	2,918,852
95,327	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	7,994,121
97,249	State Street SPDR Portfolio S&P 500 ETF	7,916,069
107,528	T Rowe Price Small-Mid Cap ETF	4,060,257
178,268	VictoryShares Free Cash Flow ETF	7,036,238
		29,925,537
	FIXED INCOME - 45.4%
128,321	Angel Oak Income ETF	2,681,267
117,162	Janus Henderson AAA CLO ETF	5,936,599
71,288	PIMCO Enhanced Low Duration Active ETF	6,857,192
220,395	PIMCO Multisector Bond Active ETF	5,917,606
153,383	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	4,731,866
		26,124,530

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,829,345)	57,778,670

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
165,012	First American Government Obligations Fund, Class X, 3.61% (Cost $165,012)(a)	165,012

	TOTAL INVESTMENTS - 100.6% (Cost $51,994,357)	$57,943,682
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(358,660)
	NET ASSETS - 100.0%	$57,585,022

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

See accompanying notes to financial statements.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 64.1%
12,647	State Street Consumer Discretionary Select Sector ETF	$1,532,437
10,409	State Street Energy Select Sector SPDR ETF	531,379
33,382	State Street Financial Select Sector SPDR ETF	1,783,934
7,471	State Street Materials Select Sector SPDR ETF	368,096
23,378	State Street Technology Select Sector SPDR ETF	3,363,627
8,025	Vanguard Communication Services ETF	1,600,667
		9,180,140
	FIXED INCOME - 34.0%
27,447	Angel Oak Income ETF	573,505
19,706	iShares 0-1 Year Treasury Bond ETF	2,176,331
41,487	iShares Short Duration Bond Active ETF	2,127,868
		4,877,704

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,996,639)	14,057,844

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
228,402	First American Government Obligations Fund, Class X, 3.61% (Cost $228,402)(a)	228,402

	TOTAL INVESTMENTS - 99.7% (Cost $13,225,041)	$14,286,246
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	47,122
	NET ASSETS - 100.0%	$14,333,368

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

	Astor Dynamic	Astor Sector
	Allocation Fund	Allocation Fund
ASSETS
Investment securities :
At cost	$51,994,357	$13,225,041
At value	$57,943,682	$14,286,246
Dividends and interest receivable	31,842	2,467
Receivable for Fund shares sold	52,350	—
Prepaid expenses and other assets	5,657	146,633
TOTAL ASSETS	58,033,531	14,435,346

LIABILITIES
Investment advisory fees payable	144,812	80,036
Payable to related parties	43,353	—
Distribution (12b-1) fees payable	11,256	276
Payable for Fund shares redeemed	214,321	—
Accrued expenses and other liabilities	34,767	21,666
TOTAL LIABILITIES	448,509	101,978
NET ASSETS	$57,585,022	$14,333,368

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$50,601,801	$12,629,970
Accumulated earnings	6,983,221	1,703,398
NET ASSETS	$57,585,022	$14,333,368

Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,866,211	$6,302,635
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	592,541	444,557
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.28	$14.18
Maximum offering price per share (4.75% sales charge)	$13.94	$14.88

Class C Shares:
Net Assets	$11,362,879	$2,116,591
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	933,860	173,631
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.17	$12.19

Class I Shares:
Net Assets	$38,355,932	$5,914,142
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,869,896	405,042
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.36	$14.60

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2026

	Astor Dynamic	Astor Sector
	Allocation Fund	Allocation Fund
INVESTMENT INCOME
Dividends	$1,113,212	$186,974
Interest	15,393	4,122
TOTAL INVESTMENT INCOME	1,128,605	191,096

EXPENSES
Investment advisory fees	302,506	73,603
Distribution (12b-1) fees, Class A shares	10,250	7,969
Distribution (12b-1) fees, Class C shares	60,754	13,038
Administrative services fees	51,667	26,897
Transfer agent fees	32,582	16,412
Registration fees	29,440	27,600
Trustees fees and expenses	23,132	8,340
Accounting services fees	21,673	17,072
Third party administrative servicing fees	18,565	5,573
Legal fees	10,408	10,020
Audit fees	10,365	10,177
Compliance officer fees	10,257	5,175
Printing expenses	7,387	3,756
Custodian fees	5,874	2,750
Insurance expense	920	368
Miscellaneous expense	2,390	3,011
TOTAL EXPENSES	598,170	231,761
Less: Fees waived and/or expenses reimbursed by the advisor	(161,193)	(121,738)
NET EXPENSES	436,977	110,023
NET INVESTMENT INCOME	691,628	81,073

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	1,794,528	605,977
Distributions of realized gains by underlying investment companies	1,344	285
Net change in net unrealized appreciation on investments	1,991,730	274,218
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,787,602	880,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,479,230	$961,553

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund
	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$691,628	$1,371,256
Net realized gain from security transactions	1,794,528	3,626,815
Distributions of long term capital gains from underlying investment companies	1,344	1,053
Net change in unrealized appreciation (depreciation) on investments	1,991,730	(837,312)
Net increase in net assets resulting from operations	4,479,230	4,161,812

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(369,953)	(878,980)
Class C	(561,694)	(1,416,733)
Class I	(2,005,834)	(4,748,796)
Total distributions to shareholders	(2,937,481)	(7,044,509)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	689,866	461,504
Class C	52,636	81,582
Class I	2,554,410	9,338,132
Distributions reinvested
Class A	336,469	797,611
Class C	503,670	1,274,435
Class I	1,566,276	3,690,484
Cost of shares redeemed
Class A	(1,461,423)	(3,163,947)
Class C	(1,717,686)	(3,595,174)
Class I	(11,934,841)	(14,068,580)
Net decrease in net assets from shares of beneficial interest	(9,410,623)	(5,183,953)

TOTAL DECREASE IN NET ASSETS	(7,868,874)	(8,066,650)

NET ASSETS
Beginning of Period/Year	65,453,896	73,520,546
End of Period/Year	$57,585,022	$65,453,896

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund
	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	51,752	35,870
Shares Reinvested	25,422	63,125
Shares Redeemed	(109,051)	(239,264)
Net decrease in shares of beneficial interest outstanding	(31,877)	(140,269)

Class C:
Shares Sold	4,313	6,719
Shares Reinvested	41,543	109,576
Shares Redeemed	(139,620)	(296,484)
Net decrease in shares of beneficial interest outstanding	(93,764)	(180,189)

Class I:
Shares Sold	188,685	716,590
Shares Reinvested	117,696	290,695
Shares Redeemed	(855,130)	(1,074,020)
Net decrease in shares of beneficial interest outstanding	(548,749)	(66,735)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$81,073	$150,715
Net realized gain from security transactions	605,977	2,310,011
Distributions of long term capital gains from underlying investment companies	285	—
Net change in unrealized appreciation (depreciation) on investments	274,218	(838,220)
Net increase in net assets resulting from operations	961,553	1,622,506

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(908,396)	(347,392)
Class C	(407,729)	(162,701)
Class I	(910,996)	(342,856)
Total distributions to shareholders	(2,227,121)	(852,949)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	335,253	221,942
Class I	111,690	860,798
Distributions reinvested
Class A	882,450	337,239
Class C	371,864	147,529
Class I	846,869	333,497
Cost of shares redeemed
Class A	(1,011,466)	(2,095,027)
Class C	(809,269)	(1,236,345)
Class I	(1,331,973)	(1,334,225)
Net decrease in net assets from shares of beneficial interest	(604,582)	(2,764,592)

TOTAL DECREASE IN NET ASSETS	(1,870,150)	(1,995,035)

NET ASSETS
Beginning of Period/Year	16,203,518	18,198,553
End of Period/Year	$14,333,368	$16,203,518

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	23,773	14,408
Shares Reinvested	62,651	21,952
Shares Redeemed	(65,037)	(135,841)
Net increase (decrease) in shares of beneficial interest outstanding	21,387	(99,481)

Class C:
Shares Reinvested	30,723	10,867
Shares Redeemed	(60,961)	(90,519)
Net decrease in shares of beneficial interest outstanding	(30,238)	(79,652)

Class I:
Shares Sold	6,872	53,659
Shares Reinvested	58,354	21,190
Shares Redeemed	(83,800)	(85,649)
Net decrease in shares of beneficial interest outstanding	(18,574)	(10,800)

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Dynamic Allocation Fund Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$12.98		$13.55	$12.40		$12.39	$15.13	$12.86
Activity from investment operations:
Net investment income (1)	0.14		0.26	0.31		0.23	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.80		0.54	1.08		0.32	(0.85)	2.30
Total from investment operations	0.94		0.80	1.39		0.55	(0.82)	2.33
Less distributions from:
Net investment income	(0.15)		(0.49)	(0.24)		(0.18)	(0.06)	(0.04)
Net realized gains	(0.49)		(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(0.64)		(1.37)	(0.24)		(0.54)	(1.92)	(0.06)
Net asset value, end of period/year	$13.28		$12.98	$13.55		$12.40	$12.39	$15.13
Total return (2)	7.27	% (8)	6.33%	11.35%		4.65%	(6.59)%	18.20%
Net assets, at end of period/year (000s)	$7,866		$8,104	$10,365		$10,086	$10,469	$11,834
Ratio of gross expenses to average net assets (3)(4)	1.91	% (9)	1.81%	1.67	% (6)	1.67%	1.58%	1.59%
Ratio of net expenses to average net assets (4)	1.40	% (9)	1.40%	1.41	% (7)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (4)(5)	1.88	% (9)	1.98%	2.43%		1.89%	0.20%	0.21%
Portfolio Turnover Rate	12	% (8)	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.66% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Dynamic Allocation Fund Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$11.95		$12.60	$11.55		$11.60	$14.33	$12.26
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.15	0.20		0.13	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.73		0.49	1.02		0.28	(0.79)	2.19
Total from investment operations	0.82		0.64	1.22		0.41	(0.86)	2.11
Less distributions from:
Net Investment income	(0.11)		(0.41)	(0.17)		(0.10)	(0.01)	(0.02)
Net realized gains	(0.49)		(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(0.60)		(1.29)	(0.17)		(0.46)	(1.87)	(0.04)
Net asset value, end of period/year	$12.17		$11.95	$12.60		$11.55	$11.60	$14.33
Total return (2)	6.89	% (8)	5.43%	10.62%		3.79%	(7.22)%	17.25%
Net assets, at end of period/year (000s)	$11,363		$12,284	$15,215		$16,929	$22,446	$31,288
Ratio of gross expenses to average net assets (3)(4)	2.66	% (9)	2.56%	2.42	% (6)	2.42%	2.33%	2.34%
Ratio of net expenses to average net assets (4)	2.15	% (9)	2.15%	2.16	% (7)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	1.13	% (9)	1.22%	1.68%		1.15%	(0.55)%	(0.55)%
Portfolio Turnover Rate	12	% (8)	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Dynamic Allocation Fund Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$13.06		$13.63	$12.46		$12.44	$15.18	$12.90
Activity from investment operations:
Net investment income (1)	0.16		0.30	0.35		0.26	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.79		0.53	1.09		0.32	(0.86)	2.31
Total from investment operations	0.95		0.83	1.44		0.58	(0.80)	2.37
Less distributions from:
Net investment income	(0.16)		(0.52)	(0.27)		(0.20)	(0.08)	(0.07)
Net realized gains	(0.49)		(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(0.65)		(1.40)	(0.27)		(0.56)	(1.94)	(0.09)
Net asset value, end of period/year	$13.36		$13.06	$13.63		$12.46	$12.44	$15.18
Total return (2)	7.41	% (8)	6.54%	11.68%		4.93%	(6.40)%	18.49%
Net assets, at end of period/year (000s)	$38,356		$45,066	$47,941		$73,932	$89,960	$114,744
Ratio of gross expenses to average net assets (3)(4)	1.66	% (9)	1.56%	1.42	% (6)	1.42%	1.33%	1.34%
Ratio of net expenses to average net assets (4)	1.15	% (9)	1.15%	1.16	% (7)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	2.15	% (9)	2.20%	2.77%		2.15%	0.45%	0.45%
Portfolio Turnover Rate	12	% (8)	142%	151%		73%	122%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	January 31,		July 31,	July 31,	July 31,	July 31,		July 31,
	2026		2025	2024	2023	2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$15.62		$14.93	$14.44	$14.58	$18.23		$14.08
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.14	0.27	0.20	(0.02)		0.02
Net realized and unrealized gain (loss) on investments	0.90		1.30	1.38	0.36	(0.85)		4.18
Total from investment operations	0.98		1.44	1.65	0.56	(0.87)		4.20
Less distributions from:
Net investment income	(0.04)		(0.18)	(0.18)	(0.14)	(0.03)		(0.05)
Net realized gains	(2.38)		(0.57)	(0.98)	(0.56)	(2.75)		—
Total distributions	(2.42)		(0.75)	(1.16)	(0.70)	(2.78)		(0.05)
Net asset value, end of period/year	$14.18		$15.62	$14.93	$14.44	$14.58		$18.23
Total return (2)	6.48	% (8)	9.76%	12.07%	4.05%	(6.24)%		29.87%
Net assets, at end of period/year (000s)	$6,303		$6,611	$7,802	$7,607	$7,808		$7,790
Ratio of gross expenses to average net assets (3)(4)	2.98	% (9)	2.69%	2.53%	2.28%	2.08	% (6)	2.05%
Ratio of net expenses to average net assets (4)	1.40	% (9)	1.40%	1.40%	1.40%	1.41	% (7)	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	1.05	% (9)	0.92%	1.84%	1.38%	(0.11)%		0.12%
Portfolio Turnover Rate	38	% (8)	169%	81%	80%	84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.07% for the year ended July 31, 2022.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2022.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	January 31,		July 31,	July 31,	July 31,		July 31,		July 31,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$13.78		$13.26	$12.97	$13.18		$16.82		$13.07
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.02	0.16	0.08		(0.13)		(0.09)
Net realized and unrealized gain (loss) on investments	0.79		1.15	1.21	0.34		(0.76)		3.86
Total from investment operations	0.81		1.17	1.37	0.42		(0.89)		3.77
Less distributions from:
Net investment income	(0.02)		(0.08)	(0.10)	(0.07)		—		(0.02)
Net realized gains	(2.38)		(0.57)	(0.98)	(0.56)		(2.75)		—
Total distributions	(2.40)		(0.65)	(1.08)	(0.63)		(2.75)		(0.02)
Net asset value, end of period/year	$12.19		$13.78	$13.26	$12.97		$13.18		$16.82
Total return (2)	6.03	% (9)	8.95%	11.18%	3.35	% (6)	(6.95	)% (6)	28.89%
Net assets, at end of period/year (000s)	$2,117		$2,809	$3,759	$5,486		$8,759		$12,667
Ratio of gross expenses to average net assets (3)(4)	3.71	% (10)	3.43%	3.28%	3.03%		2.83	% (7)	2.80%
Ratio of net expenses to average net assets (4)	2.15	% (10)	2.15%	2.15%	2.15%		2.16	% (8)	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	0.35	% (10)	0.16%	(1.22)%	(0.63)%		(0.87)%		(0.64)%
Portfolio Turnover Rate	38	% (9)	169%	81%	80%		84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.82% for the year ended July 31, 2022.

(8)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2022.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class I
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	January 31,		July 31,	July 31,	July 31,	July 31,		July 31,
	2026		2025	2024	2023	2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$16.01		$15.28	$14.75	$14.87	$18.54		$14.30
Activity from investment operations:
Net investment income (1)	0.11		0.32	0.32	0.24	0.02		0.05
Net realized and unrealized gain (loss) on investments	0.91		1.19	1.40	0.37	(0.86)		4.25
Total from investment operations	1.02		1.51	1.72	0.61	(0.84)		4.30
Less distributions from:
Net investment income	(0.05)		(0.21)	(0.21)	(0.17)	(0.08)		(0.06)
Net realized gains	(2.38)		(0.57)	(0.98)	(0.56)	(2.75)		—
Total distributions	(2.43)		(0.78)	(1.19)	(0.73)	(2.83)		(0.06)
Net asset value, end of period/year	$14.60		$16.01	$15.28	$14.75	$14.87		$18.54
Total return (2)	6.57	% (8)	10.05%	12.32%	4.32%	(5.98)%		30.18%
Net assets, at end of period/year (000s)	$5,914		$6,783	$6,637	$7,700	$8,486		$10,381
Ratio of gross expenses to average net assets (3)(4)	2.72	% (9)	2.44%	2.28%	2.03%	1.83	% (6)	1.80%
Ratio of net expenses to average net assets (4)	1.15	% (9)	1.15%	1.15%	1.15%	1.16	% (7)	1.15%
Ratio of net investment income to average net assets (4)(5)	1.32	% (9)	1.15%	2.15%	1.63%	0.13%		0.36%
Portfolio Turnover Rate	38	% (8)	169%	81%	80%	84%		166%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.82% for the year ended July 31, 2022.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2022.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

1.	ORGANIZATION

The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. Each Fund is a “fund of funds”, in that the Funds will generally invest in other investment companies. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011.

Each Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

At a meeting held on August 28, 2025, the Board approved a plan for reorganization of each Fund into a new series of Northern Lights Fund Trust II. A special meeting of the shareholders was held on January 20, 2026; to approve the plan to reorganize into the Beacon Dynamic Allocation Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,778,670	$—	$—	$57,778,670
Money Market Fund	165,012	—	—	165,012
Total	$57,943,682	$—	$—	$57,943,682

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$14,057,844	$—	$—	$14,057,844
Money Market Fund	228,402	—	—	228,402
Total	$14,286,246	$—	$—	$14,286,246

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2023 – July 31, 2025, or expected to be taken in the Funds’ July 31, 2026, tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $7,332,144 and $18,145,482 respectively, for Astor Dynamic Allocation Fund, and $5,726,538 and $8,515,680, respectively, for Astor Sector Allocation Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for each Fund’s average daily net assets. The Advisor earned $302,506 and $73,603 in management fees for the period ended January 31, 2026 from the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively.

The Board, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc (“Beacon”) on behalf of the Funds. Effective August 1, 2025, Beacon assumed responsibility as adviser to the Funds.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor))) do not exceed 1.40%, 2.15% and 1.15% per annum of each Fund’s average daily net assets for Class A, Class C, and Class I shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2026, the Advisor waived fees or reimbursed expenses of $161,193 and $121,738 for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively, pursuant to the Waiver Agreement. As of January 31, 2026 the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2026	2027	2028	Total
Astor Dynamic Allocation Fund	$292,013	$228,431	$286,002	$806,446
Astor Sector Allocation Fund	196,196	218,270	223,943	$638,409

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $71,004 and $21,007 in 12b-1 fees for the six months ended January 31, 2026, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended January 31, 2026, $48 and $1,210 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $6 and $205 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

5.	PRINCIPAL INVESTMENT RISKS

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Currency Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Fixed-Income Risk – When the Funds invest in fixed-income ETFs that invest in fixed-income securities, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks and investment-grade securities risk. These risks could affect

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

the value of a particular investment by a Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

ETF Risk – ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. If a Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, a Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

You will indirectly bear fees and expenses charged by the ETFs in addition to a Fund’s direct fees and expenses. Additional risks of investing in ETFs are described below:

(a)       Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk and sector risk, as well as risks associated with fixed-income securities.

(b)       Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

(c)       Tracking Risk. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of January 31, 2026 and differs from market value by net unrealized appreciation which consisted of:

		Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Appreciation
Astor Dynamic Allocation Fund	$51,996,672	$5,947,010	$5,947,010
Astor Sector Allocation Fund	13,227,585	1,058,661	1,058,661

The tax character of distributions paid during the fiscal years ended July 31, 2025, and July 31, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2025	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$4,989,098	$2,055,411	$—	$7,044,509
Astor Sector Allocation Fund	766,785	86,164	—	852,949

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2024	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,515,928	$—	$—	$1,515,928
Astor Sector Allocation Fund	235,059	1,330,898	—	1,565,957

As of July 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$270,382	$1,215,810	$—	$—	$—	$3,955,280	$5,441,472
Astor Sector Allocation Fund	—	2,184,523	—	—	—	784,443	2,968,966

The differences between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2025, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Astor Dynamic Allocation Fund	$(14,504)	$14,504
Astor Sector Allocation Fund	—	—

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
January 31, 2026

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, Pershing LLC held 28.3% of the voting securities of the Astor Dynamic Allocation Fund and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The reorganization of the Funds into the Beacon Dynamic Allocation Fund, a new series of Northern Lights Fund Trust II took place on February 13, 2026.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Astor Funds
ADDITIONAL INFORMATION (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 4/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 4/06/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 4/06/2026